Stock-based Compensation Stock Option Monte Carlo Model Assumptions Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 15
Restricted Stock Units (RSUs) [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 5	$ 8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		712,376	733,840	712,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 19.92	$ 19.23	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		42,056	93,446
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 18.28	$ 10.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(63,520)	(29,520)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 10.43	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0	(42,848)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value			$ 18.46
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations		0
Tranche A Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 9.83	$ 9.83
Option Indexed to Issuer's Equity, Strike Price		$ 10.25	$ 10.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.80%	0.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		60.00%	60.00%
Tranche Market Threshold		$ 20.00	$ 20.00
Stock Options-Trache A		782,040	782,040
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 10.33	$ 10.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	26,460
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 12.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		0	(37,240)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price			$ 10.25
Tranche B Options [Member]
Stock Option Monte Carlo Model Assumptions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		8.93	8.93
Option Indexed to Issuer's Equity, Strike Price		$ 10.25	$ 10.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.80%	0.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		60.00%	60.00%
Tranche Market Threshold		$ 25.00	$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 10.33	$ 10.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0		26,460
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 12.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		0	(37,240)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price			$ 10.25
Stock Options-Tranche B		782,040	782,040